Document and Entity Information	12 Months Ended
Apr. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	WASATCH FUNDS TRUST
Central Index Key	0000806633
Amendment Flag	false
Document Creation Date	Apr 5, 2012
Document Effective Date	Apr 5, 2012
Prospectus Date	Jan 31, 2012

WASATCH FUNDS TRUST
Supplement dated April 5, 2012 to the
Prospectus dated January 31, 2012
Investor Class

Equity Funds
Wasatch Core Growth Fund® (WGROX)
Wasatch Emerging India Fund™ (WAINX)
Wasatch Emerging Markets Small Cap Fund™ (WAEMX)
Wasatch Global Opportunities Fund™ (WAGOX)
Wasatch Heritage Growth Fund® (WAHGX)
Wasatch International Growth Fund® (WAIGX)
Wasatch International Opportunities Fund® (WAIOX)
Wasatch Large Cap Value Fund™ (FMIEX)
Wasatch Long/Short Fund™ (FMLSX)
Wasatch Micro Cap Fund® (WMICX)
Wasatch Micro Cap Value Fund® (WAMVX)
Wasatch Small Cap Growth Fund® (WAAEX)
Wasatch Small Cap Value Fund® (WMCVX)
Wasatch Strategic Income Fund® (WASIX),
Wasatch Ultra Growth Fund® (WAMCX)
Wasatch World Innovators Fund™ (WAGTX)

Bond Funds
Wasatch-1st Source Income Fund™ (FMEQX)
Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Emerging Markets Small Cap Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Emerging Markets Small Cap Fund on page 9 is replaced in its entirety with the following:
Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.
Wasatch Global Opportunities Fund

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Global Opportunities Fund on page 12 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
Wasatch International Growth Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Growth Fund on page 20 is replaced in its entirety with the following:
The Fund may invest a significant amount of its total assets (5% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
Wasatch International Opportunities Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Opportunities Fund on page 23 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (20% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region (including Hong Kong, Singapore and Taiwan), Eastern Europe, the Middle East, Central and South America, and Africa.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement Text Block	wf_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated April 5, 2012 to the
Prospectus dated January 31, 2012
Investor Class

Equity Funds
Wasatch Core Growth Fund® (WGROX)
Wasatch Emerging India Fund™ (WAINX)
Wasatch Emerging Markets Small Cap Fund™ (WAEMX)
Wasatch Global Opportunities Fund™ (WAGOX)
Wasatch Heritage Growth Fund® (WAHGX)
Wasatch International Growth Fund® (WAIGX)
Wasatch International Opportunities Fund® (WAIOX)
Wasatch Large Cap Value Fund™ (FMIEX)
Wasatch Long/Short Fund™ (FMLSX)
Wasatch Micro Cap Fund® (WMICX)
Wasatch Micro Cap Value Fund® (WAMVX)
Wasatch Small Cap Growth Fund® (WAAEX)
Wasatch Small Cap Value Fund® (WMCVX)
Wasatch Strategic Income Fund® (WASIX),
Wasatch Ultra Growth Fund® (WAMCX)
Wasatch World Innovators Fund™ (WAGTX)

Bond Funds
Wasatch-1st Source Income Fund™ (FMEQX)
Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Emerging Markets Small Cap Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Emerging Markets Small Cap Fund on page 9 is replaced in its entirety with the following:
Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.
Wasatch Global Opportunities Fund

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Global Opportunities Fund on page 12 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
Wasatch International Growth Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Growth Fund on page 20 is replaced in its entirety with the following:
The Fund may invest a significant amount of its total assets (5% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
Wasatch International Opportunities Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Opportunities Fund on page 23 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (20% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region (including Hong Kong, Singapore and Taiwan), Eastern Europe, the Middle East, Central and South America, and Africa.

Wasatch Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wf_SupplementTextBlock	Wasatch Global Opportunities Fund

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Global Opportunities Fund on page 12 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

Wasatch Emerging Markets Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wf_SupplementTextBlock	Wasatch Emerging Markets Small Cap Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Emerging Markets Small Cap Fund on page 9 is replaced in its entirety with the following:
Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.

Wasatch International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wf_SupplementTextBlock
Wasatch International Growth Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Growth Fund on page 20 is replaced in its entirety with the following:
The Fund may invest a significant amount of its total assets (5% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

Wasatch International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wf_SupplementTextBlock	Wasatch International Opportunities Fund

The third paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch International Opportunities Fund on page 23 is replaced in its entirety with the following:

The Fund may invest a significant amount of its total assets (20% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) IMI Index. These companies typically are located in the Asia-Pacific region (including Hong Kong, Singapore and Taiwan), Eastern Europe, the Middle East, Central and South America, and Africa.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2012